Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Jun. 27, 2026	Dec. 31, 2025	Jun. 27, 2026	Jun. 28, 2025	Jun. 29, 2024	Jul. 01, 2023	Jul. 02, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table provides information regarding “compensation actually paid” to the Company’s CEO and other NEOs, along with the cumulative TSR of the Company and the S&P MidCap 400 Food, Beverage & Tobacco Index, the Company’s net income and the Company’s Adjusted EBITDA, which is considered the most important financial measure used by the Company to link compensation actually paid to the Company’s NEOs to Company performance. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered fiscal year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO McPherson(1)	Compensation Actually Paid to CEO McPherson(1)(5)	Summary Compensation Table Total for CEO Holm(1)	Compensation Actually Paid to CEO Holm(1)(5)	Average Summary Compensation Table Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(2)(5)	Company TSR(3)	Peer Group TSR(3)	Net Income (in millions)	Adjusted EBITDA(4) (in millions)
Fiscal 2026	$7,129,941	$9,526,137	$10,988,797	$18,974,603	$3,221,975	$4,641,844	$230.13	$152.04	$359.3	$1,929.4
Fiscal 2025			$11,661,062	$22,419,019	$3,591,732	$6,267,110	$182.27	$121.92	$340.2	$1,766.9
Fiscal 2024			$10,363,049	$12,212,482	$3,325,622	$3,851,723	$137.76	$113.44	$435.9	$1,506.1
Fiscal 2023			$9,487,543	$16,029,890	$2,676,478	$3,979,424	$125.53	$99.88	$397.2	$1,363.4
Fiscal 2022			$8,660,511	$8,228,369	$3,245,862	$3,196,126	$98.65	$85.95	$112.5	$1,019.8

(1)
The amounts in these columns reflect the Summary Compensation Table and Compensation Actually Paid totals, respectively, for Mr. McPherson for fiscal year 2026 and for Mr. Holm for fiscal years 2022–2026. Mr. Holm was our principal executive officer for fiscal 2022 through January 1, 2026. Mr. McPherson became our principal executive officer upon his appointment to Chief Executive Officer and President, effective as of January 1, 2026. See footnote 5 below for additional information on the calculation of “compensation actually paid.”
(2)
The amounts in these columns reflect the average Summary Compensation Table and average Compensation Actual Paid totals, respectively, for our non-CEO NEOs. For fiscal 2026, our non-CEO NEOs were Mr. Hatcher, Ms. Davis, Mr. King and Mr. Bulmer. For fiscal 2025, our non-CEO NEOs were Messrs. Hatcher, Hoskins, McPherson, and King. For fiscal 2024, our non-CEO NEOs were Messrs. Hatcher, Hagerty, Hoskins and McPherson. For fiscal 2023, our non-CEO NEOs were Messrs. Hatcher, Hope, Hagerty, Hoskins and McPherson. For fiscal 2022, our non-CEO NEOs were Messrs. Hope, Hagerty, Hoskins and King. See footnote 5 below for additional information on the calculation of “compensation actually paid.”
(3)
The calculation of TSR is based on the value of an initial fixed investment of $100 from the beginning of fiscal 2022 through the end of fiscal 2026 in the table, assuming reinvestment of dividends. The peer group TSR is represented by the S&P MidCap 400 Food, Beverage & Tobacco Industry Group Index.
(4)
Adjusted EBITDA is a non-GAAP financial measure. Please see Appendix A at the end of this Proxy Statement for the definitions of non-GAAP financial measures and reconciliations of such non-GAAP financial measures to their respective most directly comparable financial measures calculated in accordance with GAAP.
(5)
SEC rules require certain adjustments be made to the Summary Compensation Table amounts to calculate the “compensation actually paid” amounts. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total	Deduct Stock Awards(a)	Add Equity Award Adjustment(b)	Compensation Actually Paid
Fiscal 2026	CEO McPherson	$7,129,941	$4,250,191	$6,646,387	$9,526,137
	CEO Holm	$10,988,797	$8,000,012	$15,985,818	$18,974,603
	Other NEOs	$3,221,975	$1,600,062	$3,019,931	$4,641,844
Fiscal 2025	CEO	$11,661,062	$8,000,107	$18,758,064	$22,419,019
	Other NEOs	$3,591,732	$1,900,073	$4,575,451	$6,267,110
Fiscal 2024	CEO	$10,363,049	$7,000,153	$8,849,586	$12,212,482
	Other NEOs	$3,325,622	$1,787,568	$2,313,669	$3,851,723
Fiscal 2023	CEO	$9,487,543	$6,000,052	$12,542,399	$16,029,890
	Other NEOs	$2,676,478	$1,390,058	$2,693,004	$3,979,424
Fiscal 2022	CEO	$8,660,511	$5,000,035	$4,567,893	$8,228,369
	Other NEOs	$3,245,862	$1,800,088	$1,750,352	$3,196,126

(a)
Represents the amounts reported in the Stock Awards column in the Summary Compensation Table.
(b)
SEC rules require certain adjustments be made to equity awards totals to determine “compensation actually paid.”
(i)
add the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
add the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)
add, for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)
add, for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);
(v)
subtract, for awards granted in prior years that fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and
(vi)
add the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. This adjustment is not applicable to PFG as no dividends are paid on equity.

The following table details these adjustments.

		Unvested Awards		Vested Awards
Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date From Prior Year End of Prior Awards That Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Equity Award Adjustment ($)
Fiscal 2026	CEO McPherson	5,129,109	1,207,731	—	309,546	—	6,646,387
	CEO Holm	8,388,646	5,903,552	—	1,693,620	—	15,985,818
	Other NEOs	1,707,651	996,101	—	316,179	—	3,019,931
Fiscal 2025	CEO	10,920,488	6,838,285	—	999,291	—	18,758,064
	Other NEOs	2,603,002	1,757,434	—	215,015	—	4,575,451
Fiscal 2024	CEO	6,692,674	1,939,171	—	217,741	—	8,849,586
	Other NEOs	1,727,913	474,155	—	111,601	—	2,313,669
Fiscal 2023	CEO	7,211,752	4,890,740	—	746,381	(306,474)	12,542,399
	Other NEOs	1,682,870	920,813	—	177,154	(87,833)	2,693,004
Fiscal 2022	CEO	5,225,446	(258,337)	—	(177,714)	(221,502)	4,567,893
	Other NEOs	1,881,048	(53,935)	—	(39,573)	(37,188)	1,750,352

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The amounts in these columns reflect the Summary Compensation Table and Compensation Actually Paid totals, respectively, for Mr. McPherson for fiscal year 2026 and for Mr. Holm for fiscal years 2022–2026. Mr. Holm was our principal executive officer for fiscal 2022 through January 1, 2026. Mr. McPherson became our principal executive officer upon his appointment to Chief Executive Officer and President, effective as of January 1, 2026. See footnote 5 below for additional information on the calculation of “compensation actually paid.”
(2)
The amounts in these columns reflect the average Summary Compensation Table and average Compensation Actual Paid totals, respectively, for our non-CEO NEOs. For fiscal 2026, our non-CEO NEOs were Mr. Hatcher, Ms. Davis, Mr. King and Mr. Bulmer. For fiscal 2025, our non-CEO NEOs were Messrs. Hatcher, Hoskins, McPherson, and King. For fiscal 2024, our non-CEO NEOs were Messrs. Hatcher, Hagerty, Hoskins and McPherson. For fiscal 2023, our non-CEO NEOs were Messrs. Hatcher, Hope, Hagerty, Hoskins and McPherson. For fiscal 2022, our non-CEO NEOs were Messrs. Hope, Hagerty, Hoskins and King. See footnote 5 below for additional information on the calculation of “compensation actually paid.”

Peer Group Issuers, Footnote
(3)
The calculation of TSR is based on the value of an initial fixed investment of $100 from the beginning of fiscal 2022 through the end of fiscal 2026 in the table, assuming reinvestment of dividends. The peer group TSR is represented by the S&P MidCap 400 Food, Beverage & Tobacco Industry Group Index.

Adjustment To PEO Compensation, Footnote
(5)
SEC rules require certain adjustments be made to the Summary Compensation Table amounts to calculate the “compensation actually paid” amounts. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total	Deduct Stock Awards(a)	Add Equity Award Adjustment(b)	Compensation Actually Paid
Fiscal 2026	CEO McPherson	$7,129,941	$4,250,191	$6,646,387	$9,526,137
	CEO Holm	$10,988,797	$8,000,012	$15,985,818	$18,974,603
	Other NEOs	$3,221,975	$1,600,062	$3,019,931	$4,641,844
Fiscal 2025	CEO	$11,661,062	$8,000,107	$18,758,064	$22,419,019
	Other NEOs	$3,591,732	$1,900,073	$4,575,451	$6,267,110
Fiscal 2024	CEO	$10,363,049	$7,000,153	$8,849,586	$12,212,482
	Other NEOs	$3,325,622	$1,787,568	$2,313,669	$3,851,723
Fiscal 2023	CEO	$9,487,543	$6,000,052	$12,542,399	$16,029,890
	Other NEOs	$2,676,478	$1,390,058	$2,693,004	$3,979,424
Fiscal 2022	CEO	$8,660,511	$5,000,035	$4,567,893	$8,228,369
	Other NEOs	$3,245,862	$1,800,088	$1,750,352	$3,196,126

(a)
Represents the amounts reported in the Stock Awards column in the Summary Compensation Table.
(b)
SEC rules require certain adjustments be made to equity awards totals to determine “compensation actually paid.”
(i)
add the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
add the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)
add, for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)
add, for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);
(v)
subtract, for awards granted in prior years that fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and
(vi)
add the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. This adjustment is not applicable to PFG as no dividends are paid on equity.

The following table details these adjustments.

		Unvested Awards		Vested Awards
Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date From Prior Year End of Prior Awards That Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Equity Award Adjustment ($)
Fiscal 2026	CEO McPherson	5,129,109	1,207,731	—	309,546	—	6,646,387
	CEO Holm	8,388,646	5,903,552	—	1,693,620	—	15,985,818
	Other NEOs	1,707,651	996,101	—	316,179	—	3,019,931
Fiscal 2025	CEO	10,920,488	6,838,285	—	999,291	—	18,758,064
	Other NEOs	2,603,002	1,757,434	—	215,015	—	4,575,451
Fiscal 2024	CEO	6,692,674	1,939,171	—	217,741	—	8,849,586
	Other NEOs	1,727,913	474,155	—	111,601	—	2,313,669
Fiscal 2023	CEO	7,211,752	4,890,740	—	746,381	(306,474)	12,542,399
	Other NEOs	1,682,870	920,813	—	177,154	(87,833)	2,693,004
Fiscal 2022	CEO	5,225,446	(258,337)	—	(177,714)	(221,502)	4,567,893
	Other NEOs	1,881,048	(53,935)	—	(39,573)	(37,188)	1,750,352

Non-PEO NEO Average Total Compensation Amount			$ 3,221,975	$ 3,591,732	$ 3,325,622	$ 2,676,478	$ 3,245,862
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,641,844	6,267,110	3,851,723	3,979,424	3,196,126
Adjustment to Non-PEO NEO Compensation Footnote
(5)
SEC rules require certain adjustments be made to the Summary Compensation Table amounts to calculate the “compensation actually paid” amounts. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total	Deduct Stock Awards(a)	Add Equity Award Adjustment(b)	Compensation Actually Paid
Fiscal 2026	CEO McPherson	$7,129,941	$4,250,191	$6,646,387	$9,526,137
	CEO Holm	$10,988,797	$8,000,012	$15,985,818	$18,974,603
	Other NEOs	$3,221,975	$1,600,062	$3,019,931	$4,641,844
Fiscal 2025	CEO	$11,661,062	$8,000,107	$18,758,064	$22,419,019
	Other NEOs	$3,591,732	$1,900,073	$4,575,451	$6,267,110
Fiscal 2024	CEO	$10,363,049	$7,000,153	$8,849,586	$12,212,482
	Other NEOs	$3,325,622	$1,787,568	$2,313,669	$3,851,723
Fiscal 2023	CEO	$9,487,543	$6,000,052	$12,542,399	$16,029,890
	Other NEOs	$2,676,478	$1,390,058	$2,693,004	$3,979,424
Fiscal 2022	CEO	$8,660,511	$5,000,035	$4,567,893	$8,228,369
	Other NEOs	$3,245,862	$1,800,088	$1,750,352	$3,196,126

(a)
Represents the amounts reported in the Stock Awards column in the Summary Compensation Table.
(b)
SEC rules require certain adjustments be made to equity awards totals to determine “compensation actually paid.”
(i)
add the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
add the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)
add, for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)
add, for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);
(v)
subtract, for awards granted in prior years that fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and
(vi)
add the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. This adjustment is not applicable to PFG as no dividends are paid on equity.

The following table details these adjustments.

		Unvested Awards		Vested Awards
Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date From Prior Year End of Prior Awards That Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Equity Award Adjustment ($)
Fiscal 2026	CEO McPherson	5,129,109	1,207,731	—	309,546	—	6,646,387
	CEO Holm	8,388,646	5,903,552	—	1,693,620	—	15,985,818
	Other NEOs	1,707,651	996,101	—	316,179	—	3,019,931
Fiscal 2025	CEO	10,920,488	6,838,285	—	999,291	—	18,758,064
	Other NEOs	2,603,002	1,757,434	—	215,015	—	4,575,451
Fiscal 2024	CEO	6,692,674	1,939,171	—	217,741	—	8,849,586
	Other NEOs	1,727,913	474,155	—	111,601	—	2,313,669
Fiscal 2023	CEO	7,211,752	4,890,740	—	746,381	(306,474)	12,542,399
	Other NEOs	1,682,870	920,813	—	177,154	(87,833)	2,693,004
Fiscal 2022	CEO	5,225,446	(258,337)	—	(177,714)	(221,502)	4,567,893
	Other NEOs	1,881,048	(53,935)	—	(39,573)	(37,188)	1,750,352

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

FINANCIAL PERFORMANCE MEASURES

The three items listed below represented the most important financial performance measures used by the Compensation Committee to link the “compensation actually paid” to our CEO and other NEOs in fiscal 2026 to Company performance, as further described in the “Cash Bonus Opportunities” and “Long-Term Equity Incentive Awards” sections of our Compensation Discussion and Analysis.

Adjusted EBITDA

Net Sales

Relative TSR

Total Shareholder Return Amount			$ 230.13	182.27	137.76	125.53	98.65
Peer Group Total Shareholder Return Amount			152.04	121.92	113.44	99.88	85.95
Net Income (Loss)			$ 359,300,000	$ 340,200,000	$ 435,900,000	$ 397,200,000	$ 112,500,000
Company Selected Measure Amount			1,929,400,000	1,766,900,000	1,506,100,000	1,363,400,000	1,019,800,000
PEO Name	Mr. McPherson	Mr. Holm		Mr. Holm	Mr. Holm	Mr. Holm	Mr. Holm
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(4)
Adjusted EBITDA is a non-GAAP financial measure. Please see Appendix A at the end of this Proxy Statement for the definitions of non-GAAP financial measures and reconciliations of such non-GAAP financial measures to their respective most directly comparable financial measures calculated in accordance with GAAP.

Measure:: 2
Pay vs Performance Disclosure
Name			Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
George L. Holm
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,988,797	$ 11,661,062	$ 10,363,049	$ 9,487,543	$ 8,660,511
PEO Actually Paid Compensation Amount			18,974,603	22,419,019	12,212,482	16,029,890	8,228,369
Scott E. Mcpherson
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,129,941
PEO Actually Paid Compensation Amount			9,526,137
PEO | George L. Holm | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,000,012)	(8,000,107)	(7,000,153)	(6,000,052)	(5,000,035)
PEO | George L. Holm | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,985,818	18,758,064	8,849,586	12,542,399	4,567,893
PEO | George L. Holm | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,388,646	10,920,488	6,692,674	7,211,752	5,225,446
PEO | George L. Holm | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,903,552	6,838,285	1,939,171	4,890,740	(258,337)
PEO | George L. Holm | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | George L. Holm | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,693,620	999,291	217,741	746,381	(177,714)
PEO | George L. Holm | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(306,474)	(221,502)
PEO | Scott E. Mcpherson | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,250,191)
PEO | Scott E. Mcpherson | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,646,387
PEO | Scott E. Mcpherson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,129,109
PEO | Scott E. Mcpherson | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,207,731
PEO | Scott E. Mcpherson | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Scott E. Mcpherson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			309,546
PEO | Scott E. Mcpherson | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,600,062)	(1,900,073)	(1,787,568)	(1,390,058)	(1,800,088)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,019,931	4,575,451	2,313,669	2,693,004	1,750,352
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,707,651	2,603,002	1,727,913	1,682,870	1,881,048
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			996,101	1,757,434	474,155	920,813	(53,935)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			316,179	215,015	111,601	177,154	(39,573)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ (87,833)	$ (37,188)